SIGNIFICANT ACCOUNTING POLICIES - Asset Retirement Obligation and Regulatory Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable and other
Regulatory assets and liabilities
Regulatory assets	$ 1,000,000	$ 2,000,000
Pipeline
Asset Retirement Obligation
Asset retirement liabilities	$ 0	$ 0